Bonds and financing (Details 2) - BRL (R$) R$ in Thousands							12 Months Ended
		Aug. 06, 2021	May 31, 2021	Mar. 15, 2021	Aug. 04, 2020	Nov. 19, 2019	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Bonds and financing
Aggregate amount of borrowings							R$ 831,226		R$ 793,341	R$ 1,640,947
Payment of borrowings principal							477,741	[1]	852,135
Contribution of bonds	[2]						(500,000)
Current Bonds with Related Parties [member]
Bonds and financing
Aggregate amount of borrowings							264,673		502,743	440,947
Payment of borrowings principal				R$ 100,000			477,564	[1]	852,135
Payment of borrowings interest				1,488
Contribution of bonds	[2]
Current Bonds with Related Parties [member] | Bonds, 5th Issuance, Series 1 [member]
Bonds and financing
Payment of borrowings principal and interest				101,488
Current Bonds with Related Parties [member] | Bonds, 5th Issuance, Series 2 [member]
Bonds and financing
Payment of borrowings interest		R$ 2,029		1,451
Current Bonds with Related Parties [member] | Bonds, 6th Issuance, Series 2 [member]
Bonds and financing
Payment of borrowings interest		4,758		3,613	R$ 1,994
Current Bonds with Related Parties [member] | Bonds, 7th Issuance [member]
Bonds and financing
Payment of borrowings principal		189,564	R$ 188,000
Payment of borrowings interest		5,871		R$ 5,663
Current Bonds with Related Parties [member] | Bonds, 7th Issuance, Series 1 [member]
Bonds and financing
Payment of borrowings principal and interest					310,918
Current Bonds with Related Parties [member] | Bonds, 7th Issuance, Series 2 [member]
Bonds and financing
Payment of borrowings interest					4,671
Current Bonds with Related Parties [member] | Bonds, 8th Issuance [member]
Bonds and financing
Payment of borrowings principal and interest					448,826
Current Bonds with Related Parties [member] | Bonds, 9th Issuance [member]
Bonds and financing
Payment of borrowings principal and interest					115,591
Current Financing [member]
Bonds and financing
Aggregate amount of borrowings							237		139
Payment of borrowings principal							177	[1]
Contribution of bonds	[2]
Current Financing [member] | Banco de Desenvolvimento de Minas Gerais SA [member]
Bonds and financing
Payment of borrowings principal							177
Payment of borrowings interest							49
Periodic payment of borrowings by monthly, principal							15
Periodic payment of borrowings by monthly, interest							4
Non-current Bonds [Member]
Bonds and financing
Aggregate amount of borrowings							497,993
Payment of borrowings principal	[1]
Contribution of bonds	[2]						R$ (500,000)
Non-current Bonds [Member] | Somos Sistemas De Ensino Sa [Member]
Bonds and financing
Issued simple debentures, not convertible		R$ 500,000
Borrowings, interest rate basis		100% of DI Interest Deposit rate (CDI)
Borrowings, adjustment to interest rate basis		2.30%
Borrowings average maturity		35 months
Bonds with Related Parties [member]
Bonds and financing
Payment of borrowings principal					852,136
Payment of borrowings interest					R$ 29,864
Contribution of bonds						R$ 1,535,800
Percentage of proceeds from bonds issued to be use for repay upon any liquidity event						50.00%
Bonds with Related Parties [member] | Bonds, 5th Issuance, Series 2 [member]
Bonds and financing
Borrowings, interest rate basis							CDI + 1.00% p.a.
Borrowings average maturity							60 months
Bonds with Related Parties [member] | Bonds, 6th Issuance, Series 2 [member]
Bonds and financing
Borrowings, interest rate basis							CDI + 1.70% p.a.
Borrowings average maturity							60 months

[1]	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO.
[2]	On August 6, 2021, the Company´s subsidiary Somos Sistemas de Ensino S.A. issued R$ 500 million in simple debentures not convertible into shares, subject to compensatory interest of 100% of DI Interest Deposit rate (CDI), plus spread of 2.30% per year. The debentures are aimed at reinforcing the Company’s capital structure and elongating the debt maturity profile, which average maturity now stands at 35 months.